UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.     Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Semi-Annual Report

April 30, 2021

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2021

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Portfolio’s Form N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2020 to April 30, 2021, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2021, the Acadian Emerging Markets Portfolio returned 28.8% versus 22.9% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging equity markets advanced over the period as successful vaccine rollouts in many parts of the world renewed hopes of a sustained reopening of economies. At times, optimism was tempered by the arrival of more virulent variants of COVID-19, which dampened expectations of a full and durable recovery. Efforts to vaccinate EM countries slowed, widening an already huge vaccination gap between DM and EM countries. Commodity prices continued to rally, boosted by accelerating economic momentum and improved global growth prospects. Yield curves steepened after major banks signaled that they would allow inflation to overshoot targets, raising concerns about inflationary pressures worldwide. Inflation, in particular food price inflation, which caused food prices to climb amongst the world’s poorest nations, has increased the likelihood of rate hikes from many central banks, which would further hamper the economic revival. The effects of surging commodity prices, spiking yields, and rising inflationary pressures rippled through markets and investors struggled to price in the cross-asset ramifications. Additionally, more expensive dollar-denominated debt and unrelenting supply-chain constraints emerged as roadblocks to recovery in many EM nations.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered bottom-up company attractiveness, peer and top-down macro models, as well as benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings, book value, and sales. Significant country overweight positions included South Korea, Taiwan, and Turkey. The Portfolio was generally underweight relative to the benchmark in India, China, and Saudi Arabia. Turning to sector-level positioning, information technology was the largest overweight, followed by materials, and communication services. The biggest underweight positions were in energy, financials, and consumer staples.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

Portfolio Performance

The Portfolio outperformed the benchmark for the period. Successful stock selection within countries was joined with favorable country allocations for the period. The portfolio benefitted most from a combination of stock selection and an overweight in Taiwan. Additionally, a combination of stock selection and an overweight to South Korea, Brazil, and Turkey yielded positive results. The portfolio saw some negative offset from stock selection in Malaysia.

At the sector level, stock selection largely drove outperformance. Stock selection within and overweight positions to information technology, consumer discretionary, and materials generated positive payoffs. Additionally, stock selection proved favorable within financials and consumer staples. A combination of stock selection and an overweight to communication services detracted, as did poor selection within health care.

We continue to believe the emerging markets asset class forms an essential part of a diversified global portfolio. Please let us know if we can provide any additional information.

Sincerely,

Brendan O. Bradley, Ph.D.	Ryan D. Taliaferro, Ph.D.
Chief Investment Officer	Director, Equity Strategies

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
Brazil — 4.7%
AES Brasil Energia	122,664	$333,981
BRF*	50,200	192,684
Cia de Saneamento de Minas Gerais*	60,100	186,981
Cia Siderurgica Nacional	942,900	8,581,838
Cyrela Brazil Realty Empreendimentos e Participacoes	126,200	548,286
EDP - Energias do Brasil	1,007,547	3,483,350
Energisa	149,753	1,216,318
Eternit*	93,500	425,153
Fras-Le	12,793	27,319
Industrias Romi*	25,200	150,447
JBS	2,716,076	15,100,283
Kepler Weber	5,600	52,103
Klabin*	190,800	979,281
Mahle-Metal Leve	40,193	195,562
Marfrig Global Foods	1,653,000	5,882,216
Minerva	612,800	1,095,404
Nova Embrapar Participacoes* (A)	854	—
Petrobras Distribuidora	302,700	1,248,236
Porto Seguro	404,285	3,626,028
Sao Martinho	25,800	147,427
Seara Alimentos* (A)	911	—
Sul America	1,021,311	6,121,793
Telefonica Brasil	225,227	1,784,966
Transmissora Alianca de Energia Eletrica	834,472	6,373,698

		57,753,354

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — 29.9%
360 DigiTech ADR*	235,376	$6,027,980
Agile Group Holdings	2,820,592	4,424,341
Agricultural Bank of China, Cl H	16,355,000	6,365,440
Alibaba Group Holding ADR*	292,860	67,636,017
Angang Steel, Cl H	128,000	88,497
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	588,900	546,904
Anhui Transport Consulting & Design Institute, Cl A	197,700	273,111
Anhui Xinhua Media, Cl A	355,300	264,629
ANTA Sports Products	38,000	684,202
Autohome ADR	37,859	3,510,665
Baidu ADR*	66,373	13,960,233
Bank of China, Cl H	31,428,196	12,513,256
Bank of Communications, Cl H	2,562,236	1,639,632
Baoshan Iron & Steel, Cl A	12,498,115	16,666,728
Baozun ADR*	23,941	830,992
Beijing Yanjing Brewery, Cl A	498,150	568,852
Camel Group, Cl A	505,840	934,845
Cango ADR	56,352	378,122
Canny Elevator, Cl A	274,600	404,379
Cheetah Mobile ADR*	23,818	51,447
China CAMC Engineering, Cl A*	149,500	157,320
China Citic Bank, Cl H	4,484,342	2,352,072
China Construction Bank, Cl H	33,266,000	26,340,255
China COSCO Holdings, Cl H*	515,500	925,178
China Everbright Bank, Cl H	288,191	120,559
China Petroleum & Chemical, Cl H	598,000	296,388
China Railway Group, Cl H	2,856,951	1,482,003
China Shenhua Energy, Cl H	913,500	1,905,230
China South Publishing & Media Group, Cl A	528,000	833,019
China Sports International* (A)	670,000	—
Chinese Universe Publishing and Media Group, Cl A	1,069,911	1,826,859
Country Garden Holdings	1,062,407	1,265,586
Dashang, Cl A	62,205	202,336
Ecovacs Robotics, Cl A	398,468	10,098,545
Fangda Special Steel Technology, Cl A	1,784,598	2,525,986
FinVolution Group ADR	141,265	947,888
G-bits Network Technology Xiamen, Cl A	7,200	509,557
Gemdale Properties & Investment	1,694,000	237,850
Greenland Holdings, Cl A	11,851,123	10,383,353
Guangzhou Shangpin Home Collection, Cl A	31,700	368,262
Haitian International Holdings	82,000	334,477
Huayu Automotive Systems, Cl A	484,780	1,956,649
Hunan Valin Steel, Cl A	6,673,484	8,105,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Industrial & Commercial Bank of China, Cl H	12,226,993	$7,961,058
JD.com ADR*	19,459	1,505,348
Jiangsu Guotai International Group, Cl A	336,200	338,720
KingClean Electric, Cl A	284,856	1,972,842
Leju Holdings ADR*	10,122	24,192
Liuzhou Iron & Steel, Cl A	892,452	992,916
Lonking Holdings	718,189	305,762
Metallurgical Corp of China, Cl H	3,849,868	908,588
Nanjing Iron & Steel, Cl A	1,563,900	1,017,387
Niu Technologies ADR*	29,059	1,085,644
Offshore Oil Engineering, Cl A	649,400	436,512
Perfect World, Cl A	188,080	619,329
PetroChina, Cl H	10,130,000	3,659,313
Powerlong Real Estate Holdings	98,000	103,229
Qudian ADR*	256,604	526,038
Rainbow Department Store, Cl A	511,138	546,562
SAIC Motor, Cl A	2,283,599	7,078,575
Sanquan Food, Cl A	69,475	213,637
Sansteel Minguang Fujian, Cl A	546,400	691,496
SGIS Songshan, Cl A	1,790,000	1,380,221
Shandong Publishing & Media, Cl A	284,800	270,651
Shanghai Construction Group, Cl A	225,244	100,936
Shanghai Shimao, Cl A	239,356	154,972
Shanxi Taigang Stainless Steel, Cl A	1,510,600	1,486,907
Shui On Land*	1,061,000	174,949
Sinopec Shanghai Petrochemical, Cl H	1,362,000	338,529
Sinotruk Hong Kong	3,437,148	8,460,662
Suning.com, Cl A*	761,400	783,578
TangShan Port Group, Cl A	555,100	228,164
TCL Electronics Holdings	1,694,000	1,257,502
Tencent Holdings	866,800	69,660,812
Tian Di Science & Technology, Cl A	790,499	444,629
Tianneng Power International	832,000	1,528,955
Tingyi Cayman Islands Holding	1,600,000	2,875,365
Tungkong, Cl A	298,300	355,849
Vipshop Holdings ADR*	276,020	8,493,135
Weichai Power, Cl H	4,519,000	10,497,074
Weiqiao Textile, Cl H	719,519	192,491
Xiamen C & D, Cl A	1,256,400	1,574,504
Xinhua Winshare Publishing and Media, Cl H	449,000	318,663
Xinxing Ductile Iron Pipes, Cl A	1,489,900	930,108
Xinyu Iron & Steel, Cl A	8,713,500	8,832,660
Xinyuan Real Estate ADR	8,225	20,892

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Xtep International Holdings	509,000	$445,668
Yonggao, Cl A	325,800	345,862
Yuexiu Property	3,317,676	768,764
Zhejiang Jingxin Pharmaceutical, Cl A	366,300	610,736
Zhejiang Meida Industrial, Cl A	40,400	137,028
Zhejiang Semir Garment, Cl A	1,526,300	2,761,797
Zhejiang Weixing New Building Materials, Cl A	117,700	427,769
Zhongsheng Group Holdings	67,500	512,100

		367,304,045

Colombia — 0.0%
Cementos Argos	60,541	82,747

Czech Republic — 0.1%
Komercni banka as*	25,246	765,797
Philip Morris CR	56	37,852

		803,649

Greece — 0.0%
Cairo Mezz*	11,041	1,657
Piraeus Financial Holdings*	1,548	4,038
Tsakos Energy Navigation	1,876	17,353

		23,048

Hong Kong — 5.3%
Asia Cement China Holdings	1,528,561	1,568,361
BYD, Cl H	52,000	1,075,511
Cabbeen Fashion	136,606	47,781
Chaowei Power Holdings	307,000	111,331
China Coal Energy, Cl H	4,009,000	2,180,004
China Foods	259,556	107,960
China Harmony Auto Holding	202,000	98,299
China High Speed Transmission Equipment Group*	584,314	423,067
China Hongqiao Group	3,001,500	4,764,582
China National Building Material, Cl H	3,885,215	5,644,586
China South City Holdings	3,468,000	366,628
China Taiping Insurance Holdings	338,607	630,169
China Tian Lun Gas Holdings	182,776	185,663
China XLX Fertiliser	129,000	60,601
China Yongda Automobiles Services Holdings	1,630,500	2,963,021
Chongqing Machinery & Electric, Cl H	466,000	31,659
CIMC Enric Holdings	116,000	101,338
CITIC	6,847,000	7,216,693
Consun Pharmaceutical Group	118,000	70,016
Country Garden Services Holdings	142,000	1,489,287

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
CP Pokphand	1,000,000	$126,142
CPMC Holdings	260,000	147,289
Dawnrays Pharmaceutical Holdings	164,000	33,569
EEKA Fashion Holdings	152,842	217,225
EVA Precision Industrial Holdings*	308,000	29,823
FriendTimes	352,000	140,058
Fufeng Group	462,755	171,427
Goodbaby International Holdings*	403,206	96,652
Hengan International Group	618,000	4,003,657
Hisense Home Appliances Group, Cl H	82,361	139,248
IGG	451,000	764,611
Jingrui Holdings	91,000	26,618
JNBY Design	396,083	764,860
Joy City Property	780,000	48,260
Ju Teng International Holdings	104,000	27,775
Lenovo Group	7,290,000	10,000,101
Li Ning	1,186,000	9,694,401
Maoye International Holdings*	286,000	12,309
Meituan, Cl B*	32,900	1,259,864
NetDragon Websoft	293,000	824,180
Nexteer Automotive Group	1,745,000	1,957,024
Nine Dragons Paper Holdings	620,134	852,356
Pou Sheng International Holdings*	514,000	124,954
Renrui Human Resources Technology Holdings	13,400	43,074
Sany Heavy Equipment International Holdings	130,000	157,909
Shandong Chenming Paper Holdings, Cl H	314,675	274,301
Shenzhen Investment	382,000	140,189
Sinopec Engineering Group, Cl H	1,555,500	965,988
Skyworth Group*	4,483,516	1,467,184
Tong Ren Tang Technologies, Cl H	114,000	90,713
Uni-President China Holdings	647,000	789,632

		64,527,950

Hungary — 1.4%
OTP Bank Nyrt*	352,863	15,874,355
Richter Gedeon Nyrt	36,805	1,053,441

		16,927,796

India — 5.6%
Action Construction Equipment*	62,847	123,322
Alkem Laboratories	21,507	801,092
Andhra Sugars*	6,433	33,532
Apar Industries*	4,836	32,301
Arvind*	195,024	173,244

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Bajaj Consumer Care	127,365	$482,224
Blue Star*	15,221	173,740
Cadila Healthcare*	3,799	29,293
Ceat	15,668	293,170
Crompton Greaves Consumer Electricals	110,851	576,011
Cyient	15,528	154,509
DB*	25,405	27,867
DCB Bank*	123,417	151,038
Dhampur Sugar Mills	73,956	226,293
Emami	81,142	538,573
Equitas Holdings	258,437	282,607
FDC*	31,038	127,425
Finolex Cables	9,090	44,393
Gabriel India	199,216	285,622
GHCL	44,158	140,690
Glenmark Pharmaceuticals	518,009	4,033,718
Grasim Industries	185,033	3,501,570
Great Eastern Shipping	27,451	116,701
Grindwell Norton	5,940	73,448
Gujarat Industries Power	17,676	17,993
Havells India	249,560	3,336,283
HCL Technologies	1,222,155	14,832,174
Hero MotoCorp	138,154	5,258,049
HIL	1,691	82,399
Indo Count Industries	19,902	35,359
Infosys	277,841	5,080,077
ITD Cementation India	38,041	36,771
J Kumar Infraprojects	4,755	11,748
Jindal Saw	32,265	37,264
Jindal Stainless*	86,643	104,396
Jindal Stainless Hisar*	65,612	144,604
JK Lakshmi Cement*	25,794	140,248
Kalyani Steels*	2,284	11,326
Karnataka Bank*	615,821	510,880
Kirloskar Brothers	30,179	99,473
Kirloskar Oil Engines	16,042	37,954
KPR Mill	1,789	33,268
KSB	10,699	127,749
LG Balakrishnan & Bros*	11,131	45,397
Lumax Auto Technologies	3,097	6,138
Minda	71,153	97,259
Mindtree	91,861	2,611,756
Motilal Oswal Financial Services	14,524	125,039

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Newgen Software Technologies	14,545	$61,854
NIIT	16,829	37,692
NRB Bearings*	51,803	75,286
Nucleus Software Exports	14,415	103,891
Oracle Financial Services Software	11,843	556,164
Page Industries	3,035	1,215,295
Polyplex	20,997	271,673
PTC India	321,599	352,761
Redington India*	332,798	801,752
Reliance Power*	2,566,283	168,031
Repco Home Finance	25,178	112,357
Rupa	11,732	47,333
Savita Oil Technologies*	658	9,224
Schaeffler India	1,586	112,055
Shakti Pumps India*	11,060	80,659
Siyaram Silk Mills*	24,505	64,924
SMC Global Securities*	1,350	1,251
Somany Ceramics	1,474	8,397
Supreme Industries	14,123	390,777
Tata Steel	93,951	1,311,490
Tech Mahindra	302,488	3,921,961
Time Technoplast	122,412	124,606
Tinplate of India	52,862	141,624
Transport Corp of India	16,186	57,797
TVS Srichakra*	798	19,366
Visaka Industries	6,887	54,010
VRL Logistics*	37,577	109,907
VST Tillers Tractors*	2,459	60,422
Welspun	23,753	45,824
Welspun India*	39,758	42,671
Wipro	1,964,725	13,069,874

		68,676,915

Indonesia — 0.0%
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,183,000	113,837
Bank Tabungan Negara Persero*	2,068,600	227,696
Gajah Tunggal*	1,989,100	124,620
Panin Financial *	1,633,200	21,821

		487,974

Luxembourg — 0.1%
Ternium ADR	39,087	1,527,911

Malaysia — 0.7%
Aeon M	173,600	54,245

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
AFFIN Bank	32,108	$13,717
AMMB Holdings	274,300	199,545
Bermaz Auto	81,800	29,554
Freight Management Holdings	158,800	64,739
Frontken	46,500	35,644
George Kent Malaysia	86,400	17,084
Hartalega Holdings	988,800	2,481,414
Hong Leong Bank	39,900	173,571
InNature	148,800	25,245
Kossan Rubber Industries	671,600	727,933
KSL Holdings*	476,683	72,729
Lingkaran Trans Kota Holdings	49,848	45,754
Magni-Tech Industries	67,900	38,289
Malayan Banking	335,600	674,248
Malaysian Pacific Industries	12,569	119,050
MMC	800	217
Poh Huat Resources Holdings	168,300	65,736
Public Bank	1,387,000	1,405,148
Sime Darby	622,800	343,601
Supermax	35,000	51,521
Top Glove	1,013,000	1,397,190
UMW Holdings	66,100	53,249

		8,089,423

Mexico — 0.6%
Bio Pappel*	7,215	19,020
Consorcio ARA*	62,788	16,118
Credito Real SOFOM ER*	47,840	21,727
Grupo Financiero Banorte, Cl O	1,274,222	7,235,080
Grupo Financiero Inbursa, Cl O*	709,062	661,562
Macquarie Mexico Real Estate Management ‡	21,834	25,944

		7,979,451

Peru — 0.5%
Southern Copper	94,436	6,554,803

Philippines — 0.0%
First Gen	117,800	76,087
SSI Group *	187,472	4,750

		80,837

Poland — 0.6%
Asseco Poland	26,595	494,072
Bank Handlowy w Warszawie*	1,366	14,625
Bank Pekao*	50,673	1,069,529

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
Budimex	5,805	$454,640
Dom Development	785	31,216
Enea*	40,437	89,837
Famur*	134,116	86,647
Grupa Azoty*	19,271	189,143
Grupa Kety	442	71,681
ING Bank Slaski*	778	35,574
KGHM Polska Miedz*	27,160	1,393,739
KRUK	3,116	149,547
LiveChat Software	7,361	242,636
mBank*	2,882	178,596
Neuca	54	10,082
Orange Polska*	76,034	136,641
PKP Cargo*	6,560	33,629
Polskie Gornictwo Naftowe i Gazownictwo	202,678	351,675
Powszechna Kasa Oszczednosci Bank Polski*	101,022	939,572
Santander Bank Polska*	5,577	330,014
TEN Square Games	7,810	912,354
Warsaw Stock Exchange	3,380	41,552

		7,257,001

Russia — 1.3%
Globaltrans Investment GDR	88,976	553,431
LSR Group PJSC GDR	89,361	184,084
MMC Norilsk Nickel PJSC ADR	43,380	1,471,883
Novolipetsk Steel PJSC GDR	130,047	4,569,852
QIWI ADR	21,277	224,472
Sberbank of Russia PJSC ADR	447,493	7,043,540
Tatneft PJSC ADR	33,423	1,345,610
VEON ADR *	286,520	515,736

		15,908,608

Saudi Arabia — 3.8%
Advanced Petrochemical	18,546	402,001
Al Hassan Ghazi Ibrahim Shaker*	70,326	388,730
Al Rajhi Bank	707,213	18,647,977
Astra Industrial Group	20,464	171,755
Baazeem Trading	12,563	316,906
Bawan	96,597	937,274
Eastern Province Cement	28,377	367,420
Electrical Industries	284,843	2,259,634
Etihad Etisalat	276,089	2,278,825
Jarir Marketing	9,862	523,699
Middle East Specialized Cables*	111,867	601,962

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
National Industrialization*	576,181	$2,949,580
National Medical Care	75,573	1,160,101
Saudi Basic Industries	258,221	8,534,552
Saudi For Hardware CJSC	68,823	1,280,957
Saudi Industrial Investment Group	129,871	1,230,256
Saudi Investment Bank	69,263	345,708
Saudi Kayan Petrochemical*	159,772	775,386
Tabuk Cement*	73,653	395,351
United Electronics	11,000	354,538
United International Transportation	171,368	1,955,165
United Wire Factories	6,434	63,365
Yanbu National Petrochemical	50,648	986,426

		46,927,568

Singapore — 0.0%
Riverstone Holdings	512,200	558,099

South Africa — 3.7%
Aeci	12,001	84,158
African Rainbow Minerals	62,940	1,176,602
Anglo American Platinum	41,176	5,635,370
Blue Label Telecoms*	67,535	20,024
Cashbuild	3,040	64,278
FirstRand	3,260,707	11,475,710
Hudaco Industries	688	5,222
Impala Platinum Holdings	21,095	394,961
Kumba Iron Ore	299,268	13,585,044
Lewis Group	21,364	45,151
MiX Telematics ADR	12,376	159,774
Motus Holdings	65,919	414,491
Mr Price Group	14,245	178,631
MultiChoice Group	10,484	90,212
Ninety One	2,060	6,845
Omnia Holdings*	8,432	29,652
Sibanye Stillwater	675,982	3,156,525
Standard Bank Group	837,219	6,812,633
Telkom*	725,399	1,961,241

		45,296,524

South Korea — 17.6%
BNK Financial Group	95,862	660,999
Cheil Worldwide	27,706	546,722
CJ	32,970	2,830,615
CNTUS SUNGJIN*	6,220	123,019
Creas F&C	927	26,835

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Daelim Industrial	2,554	$217,205
Daesang Holdings	7,569	76,211
DGB Financial Group	85,975	684,801
Dongyang E&P	4,304	72,162
DRB Holding	4,165	26,360
DY POWER	2,434	42,778
Hana Financial Group	610,460	25,052,815
Handsome	2,901	113,317
Hankook Tire & Technology	26,834	1,160,350
Hanssem	4,782	481,489
Hanwha	177,601	4,917,617
Hanwha Aerospace	9,766	338,893
Hanwha Life Insurance	400,279	1,257,675
Hyosung	1,565	139,849
Hyosung TNC	2,925	1,901,178
Hyundai Construction Equipment*	7,262	363,639
Hyundai Engineering & Construction	42,535	1,927,239
Hyundai Mobis	28,658	6,956,138
JB Financial Group	28,979	190,180
KB Financial Group	17,047	838,289
KCC	1,487	418,421
Kia Motors	374,583	25,929,690
Kolon	7,102	202,714
Korea Business News	20,334	120,650
Korea Investment Holdings	11,761	1,184,188
KT	428,104	10,910,908
KT Skylife	13,805	109,834
LF	8,581	140,014
LG Display*	215,448	4,706,600
LG Electronics	180,252	25,522,263
LG Hausys	2,219	181,534
LG Innotek	13,070	2,361,730
LG International	9,385	259,863
LG Uplus	377,365	4,478,103
LIG Nex1	3,049	108,545
LOTTE Himart	11,850	412,809
LS	1,916	126,258
LS Industrial Systems	3,187	163,024
NCSoft	934	696,921
NHN*	22,465	1,474,307
POSCO	15,421	5,046,293
Pyeong Hwa Automotive	4,934	43,558
Samsung Card	4,579	145,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Samsung Electronics	1,060,144	$77,674,955
Shinhan Financial Group	36,904	1,327,064
Tongyang Life Insurance	18,002	77,035
Value Added Technology	2,673	73,172
Woori Financial Group	76,958	740,280
Youngone	18,256	720,491

		216,302,912

Taiwan — 18.7%
Acer	599,000	736,967
A-DATA Technology	286,000	1,241,593
Advanced Analog Technology	42,000	123,469
ASE Technology Holding	624,000	2,621,339
Asustek Computer	448,000	6,000,947
Cheng Shin Rubber Industry	1,711,000	3,299,202
Chicony Electronics	19,000	57,242
Chicony Power Technology	38,000	100,872
China Ecotek	37,000	56,123
ChipMOS Technologies*	479,000	818,512
Compal Electronics	1,119,000	1,000,483
DA CIN Construction	236,000	310,943
Dimerco Express	66,000	188,366
Elan Microelectronics	96,000	727,454
Evergreen Marine Taiwan	393,000	1,116,957
Fubon Financial Holding	4,326,520	9,895,032
Gigabyte Technology	406,000	1,790,765
Goldtek Technology	7,615	29,261
Himax Technologies ADR*	103,737	1,361,029
Hon Hai Precision Industry	7,305,648	30,090,863
Innolux	3,566,000	3,862,991
International Games System	44,000	1,215,810
KHGEARS International	23,000	117,746
Lite-On Technology	1,140,061	2,608,067
MediaTek	668,000	28,350,115
Mercuries Life Insurance*	3,165	1,168
Nantex Industry	270,000	1,324,147
Novatek Microelectronics	628,000	13,992,200
PChome Online	116,000	350,975
Pegatron	3,010,343	7,942,605
Pou Chen	1,983,000	2,525,895
Quanta Computer	960,000	3,367,021
Radiant Opto-Electronics	222,000	1,018,975
Realtek Semiconductor	850,000	16,073,571
Senao International	73,000	93,774

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
SIM Technology Group*	260,000	$28,497
Simplo Technology	197,000	2,646,422
Sinmag Equipment	14,000	54,884
Star Comgistic Capital	342,000	344,051
Taiwan Semiconductor Manufacturing	2,404,000	50,886,672
United Microelectronics	9,086,000	18,239,189
United Orthopedic	36,000	46,386
Wistron	2,263,000	2,648,588
Yuanta Financial Holding	10,887,520	10,093,776

		229,400,944

Thailand — 0.3%
Kasikornbank NVDR	223,100	945,779
Siam Commercial Bank NVDR	288,800	973,874
Sri Trang Agro-Industry NVDR	790,700	1,199,858
Sri Trang Gloves Thailand NVDR	286,100	406,581

		3,526,092

Turkey — 1.1%
Akbank T.A.S.	193,542	114,086
Arcelik	536,098	2,226,308
Coca-Cola Icecek	7,573	72,128
Dogus Otomotiv Servis ve Ticaret	138,548	445,161
Enka Insaat ve Sanayi	35,377	33,545
Eregli Demir ve Celik Fabrikalari	46,602	107,178
Ford Otomotiv Sanayi	29,390	624,099
Haci Omer Sabanci Holding	2,934,225	2,867,327
KOC Holding	332,942	736,363
Tofas Turk Otomobil Fabrikasi	645,600	2,327,007
Turk Telekomunikasyon	325,875	250,741
Turk Traktor ve Ziraat Makineleri	10,873	274,230
Turkiye Is Bankasi, Cl C	4,440,542	2,612,162
Vestel Beyaz Esya Sanayi ve Ticaret	13,137	85,292
Yapi ve Kredi Bankasi	621,810	157,729
Yatas Yatak ve Yorgan Sanayi ve Ticaret	63,568	129,536

		13,062,892

United Arab Emirates — 0.0%
Abu Dhabi Islamic Bank PJSC	61,997	81,433

TOTAL COMMON STOCK (Cost $816,097,133)		1,179,141,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

PREFERRED STOCK(B) — 3.0%

	Shares	Value

Brazil — 3.0%
Banco do Estado do Rio Grande do Sul	56,855	$127,064
Cia de Transmissao de Energia Eletrica Paulista	51,309	248,041
Cia Energetica de Minas Gerais	807,800	2,067,069
Cia Paranaense de Energia, Cl B	1,571,400	1,825,376
Gerdau	2,283,252	13,963,353
Metalurgica Gerdau, Cl A	1,250,100	3,417,492
Noxville Investimentos* (A)	455	—
Petroleo Brasileiro	2,918,300	12,721,780
Uniao de Industrias Petroquimicas	7,400	107,089
Usinas Siderurgicas de Minas Gerais Usiminas, Ser A	594,200	2,456,850

		36,934,114

South Korea — 0.0%
CJ	9,823	686,158

TOTAL PREFERRED STOCK (Cost $29,771,049)		37,620,272

WARRANTS — 0.0%
	Number of Warrants

Malaysia — 0.0%
Frontken Corp BHD, Expires 12/31/99 *	15,500	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 99.0% (Cost $845,868,182)		$1,216,762,248

Percentages are based on Net Assets of $1,228,656,199

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of April 30, 2021 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$57,753,354	$—	$	—^	$57,753,354
China	196,359,595	170,944,450		—^	367,304,045
Colombia	82,747	—		—	82,747
Czech Republic	803,649	—		—	803,649
Greece	23,048	—		—	23,048
Hong Kong	2,465,089	62,062,861		—	64,527,950
Hungary	16,927,796	—		—	16,927,796
India	68,676,915	—		—	68,676,915
Indonesia	487,974	—		—	487,974
Luxembourg	1,527,911	—		—	1,527,911
Malaysia	8,089,423	—		—	8,089,423
Mexico	7,979,451	—		—	7,979,451
Peru	6,554,803	—		—	6,554,803
Philippines	80,837	—		—	80,837
Poland	7,257,001	—		—	7,257,001
Russia	15,908,608	—		—	15,908,608
Saudi Arabia	4,459,459	42,468,109		—	46,927,568
Singapore	558,099	—		—	558,099
South Africa	45,296,524	—		—	45,296,524
South Korea	216,302,912	—		—	216,302,912
Taiwan	1,478,775	227,922,169		—	229,400,944
Thailand	3,526,092	—		—	3,526,092
Turkey	13,062,892	—		—	13,062,892
United Arab Emirates	—	81,433		—	81,433

Total Common Stock	675,662,954	503,479,022		—^	1,179,141,976

Preferred Stock
Brazil	36,934,114	—		—^	36,934,114
South Korea	686,158	—		—	686,158

Total Preferred Stock	37,620,272	—		—^	37,620,272

Warrants	—	—		—	—

Total Investments in Securities	$713,283,226	$503,479,022	$	—^	$1,216,762,248

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $845,868,182)	$1,216,762,248
Foreign Currency, at Value (Cost 9,184,875)	9,178,228
Cash	5,251,153
Dividends and Interest Receivable	2,360,559
Receivable for Investment Securities Sold	965,558
Receivable for Capital Shares Sold	962,722
Reclaim Receivable	106,508
Unrealized Gain on Forward Foreign Currency Contracts	1,888
Prepaid Expenses	38,665

Total Assets	1,235,627,529

Liabilities
Payable for Investment Securities Purchased	3,349,964
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,500,388
Payable to Adviser	1,002,317
Payable for Capital Shares Redeemed	730,632
Payable to Administrator	77,080
Shareholder Servicing Fees Payable - Investor Class	26,834
Shareholder Servicing Fees Payable - Y Class	542
Payable to Trustees	5,833
Chief Compliance Officer Fees Payable	2,144
Accrued Expenses	275,596

Total Liabilities	6,971,330

Net Assets	$1,228,656,199

Net Assets Consist of:
Paid-in Capital	$931,592,307
Total Distributable Earnings	297,063,892

Net Assets	$1,228,656,199

Investor Class Shares:
Net Assets	$825,081,965
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	33,016,988

Net Asset Value, Redemption and Offering Price Per Share *	$24.99

I Class Shares:
Net Assets	$395,424,768
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	15,815,812

Net Asset Value, Redemption and Offering Price Per Share *	$25.00

Y Class Shares:
Net Assets	$8,149,466
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	326,579

Net Asset Value, Redemption and Offering Price Per Share *	$24.95

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$13,675,455
Interest	8,784
Less: Foreign Taxes Withheld	(2,176,516)

Total Investment Income	11,507,723

Expenses:
Investment Advisory Fees	5,784,717
Shareholder Servicing Fees - Investor Class	777,633
Shareholder Servicing Fees - Y Class	837
Administration Fees	454,336
Trustees’ Fees	11,158
Chief Compliance Officer Fees	3,339
Custodian Fees	336,972
Transfer Agent Fees	80,647
Printing Fees	65,274
Filing and Registration Fees	44,448
Legal Fees	15,572
Audit Fees	11,554
Other Expenses	39,095

Total Expenses	7,625,582

Less:
Fees Paid Indirectly (Note 4)	(265)

Net Expenses	7,625,317

Net Investment Income	3,882,406

Net Realized Gain (Loss) on:
Investments	60,696,862
Foreign Currency Transactions	(618,657)

Net Realized Gain	60,078,205

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	222,181,736
Foreign Capital Gains Tax on Depreciated Securities	(1,134,965)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	12,216

Net Change in Unrealized Appreciation	221,058,987

Net Realized and Unrealized Gain	281,137,192

Net Increase in Net Assets Resulting from Operations	$285,019,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$3,882,406	$15,958,380
Net Realized Gain on Investments and Foreign Currency Transactions	60,078,205	4,588,905
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	221,058,987	5,361,428

Net Increase in Net Assets Resulting from Operations	285,019,598	25,908,713

Distributions:
Investor Class Shares	(9,767,065)	(11,697,024)
I Class Shares	(5,240,183)	(10,007,635)
Y Class Shares	(114,639)	(408,463)

Total Distributions	(15,121,887)	(22,113,122)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	30,085,714	285,421,873
Reinvestment of Distributions	9,664,662	11,339,205
Redemption Fees — (See Note 2)	3,478	53,455
Redeemed	(69,694,551)	(262,734,069)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	(29,940,697)	34,080,464

I Class Shares:
Issued	39,360,454	93,620,219
Reinvestment of Distributions	4,598,717	7,964,494
Redemption Fees — (See Note 2)	372	14,966
Redeemed	(66,699,686)	(257,638,447)

Decrease in Net Assets derived from I Class Transactions	(22,740,143)	(156,038, 768)

Y Class Shares:
Issued	688,109	1,082,854
Reinvestment of Distributions	72,359	123,042
Redemption Fees — (See Note 2)	—	114
Redeemed	(2,957,762)	(11,920,014)

Decrease in Net Assets derived from Y Class Transactions	(2,197,294)	(10,714,004)

Net Decrease in Net Assets from Capital Share Transactions	(54,878,134)	(132,672,308)

Total Increase (Decrease) in Net Assets	215,019,577	(128,876,717)

Net Assets:
Beginning of Period	1,013,636,622	1,142,513,339

End of Period	$1,228,656,199	$1,013,636,622

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

		Years Ended October 31,
Investor Class Shares	Six Months Ended April 30, 2021 (Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.65	$19.41	$18.35	$21.83	$17.42	$16.12

Income from Operations:
Net Investment Income*	0.07	0.29	0.39	0.36	0.23	0.19
Net Realized and Unrealized Gain (Loss)	5.56	0.32	1.00	(3.55)	4.51	1.30

Total from Operations	5.63	0.61	1.39	(3.19)	4.74	1.49

Redemption Fees	0.00^	0.00^	0.00^	0.00^	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.29)	(0.37)	(0.33)	(0.29)	(0.33)	(0.19)

Total Dividends and Distributions	(0.29)	(0.37)	(0.33)	(0.29)	(0.33)	(0.19)

Net Asset Value, End of Period	$24.99	$19.65	$19.41	$18.35	$21.83	$17.42

Total Return †	28.81%***	3.04%	7.72%	(14.85)%	27.84%	9.43%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$825,082	$674,360	$625,488	$789,483	$739,686	$1,077,790
Ratio of Expenses to Average Net Assets(1)	1.38%**	1.40%	1.40%	1.40%	1.42%	1.56%
Ratio of Net Investment Income to Average Net Assets	0.61%**	1.56%	2.07%	1.66%	1.23%	1.23%
Portfolio Turnover Rate	37%***	55%	48%	32%	40%	31%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

		Years Ended October 31,
I Class Shares	Six Months Ended April 30, 2021 (Unaudited)	2020	2019	2018	2017‡
Net Asset Value, Beginning of Period	$19.67	$19.43	$18.38	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.09	0.29	0.41	0.42	0.36
Net Realized and Unrealized Gain (Loss)	5.56	0.35	1.00	(3.56)	4.41

Total from Operations	5.65	0.64	1.41	(3.14)	4.77

Redemption Fees	0.00^	0.00^	0.00^	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.32)	(0.40)	(0.36)	(0.33)	(0.34)

Total Dividends and Distributions	(0.32)	(0.40)	(0.36)	(0.33)	(0.34)

Net Asset Value, End of Period	$25.00	$19.67	$19.43	$18.38	$21.85

Total Return †	28.92%***	3.20%	7.86%	(14.63)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$395,425	$330,942	$496,662	$497,707	$446,374
Ratio of Expenses to Average Net Assets(1)	1.18%**	1.24%	1.25%	1.20%	1.21%
Ratio of Net Investment Income to Average Net Assets	0.81%**	1.53%	2.13%	1.96%	1.81%
Portfolio Turnover Rate	37%***	55%	48%	32%	40%

‡	I Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

		Years Ended October 31,
Y Class Shares	Six Months Ended April 30, 2021 (Unaudited)	2020	2019	2018	2017‡
Net Asset Value, Beginning of Period	$19.63	$19.40	$18.34	$21.85		$17.42

Income from Operations:
Net Investment Income*	0.09	0.25	0.43	0.62		0.40
Net Realized and Unrealized Gain (Loss)	5.55	0.38	0.98	(3.82)		4.37

Total from Operations	5.64	0.63	1.41	(3.20)		4.77

Redemption Fees	—	0.00 ^^	—	0.02		—

Dividends and Distributions from:
Net Investment Income	(0.32)	(0.40)	(0.35)	(0.33)		(0.34)

Total Dividends and Distributions	(0.32)	(0.40)	(0.35)	(0.33)		(0.34)

Net Asset Value, End of Period	$24.95	$19.63	$19.40	$18.34		$21.85

Total Return †	28.93%***	3.15%	7.89%	(14.81)%		28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$8,149	$8,334	$20,363	$24,988	$	—^
Ratio of Expenses to Average Net Assets(1)	1.20%**	1.24%	1.25%	1.27%		0.68% ††
Ratio of Net Investment Income to Average Net Assets	0.76%**	1.34%	2.26%	3.12%		2.08%
Portfolio Turnover Rate	37%***	55%	48%	32%		40%

‡	Y Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount rounds to less than one thousand.
^^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 43 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2021, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $503,479,022 or 41% of Net Assets.

The Portfolio uses Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For the period ended April 30, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2021, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2021, the Portfolio did not hold any open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the period ended April 30, 2021, the Portfolio paid $454,336 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the period ended April 30, 2021, the Portfolio earned cash management credits of $265, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the year ended April 30, 2021, the Portfolio made purchases of $416,218,396 and sales of $457,665,294 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Investor Class Shares:

Issued	1,280,070	16,677,455

Reinvestment of Distributions	427,640	546,468

Redeemed	(3,009,765)	(15,124,200)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	(1,302,055)	2,099,723

I Class Shares:

Issued	1,621,623	5,371,064

Reinvestment of Distributions	203,573	384,016

Redeemed	(2,834,004)	(14,485,768)

Net Decrease in Shares Outstanding from I Class Share Transactions	(1,008,808)	(8,730,688)

Y Class Shares:

Issued	28,993	54,570

Reinvestment of Distributions	3,209	5,941

Redeemed	(130,111)	(685,777)

Net Decrease in Shares Outstanding from Y Class Share Transactions	(97,909)	(625,266)

Net Decrease in Shares Outstanding from Share Transactions	(2,408,772)	(7,256,231)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 6, 2022. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. As of April 30, 2021, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on real estate investment trusts (“REIT’s”) and investments in passive foreign investment companies (“PFIC’s”). There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2020.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2020	$22,113,122	$—	$22,113,122
2019	24,489,375	—	24,489,375

As of October 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$15,119,194
Capital Loss Carryforwards	(133,591,455)
Net Unrealized Appreciation	145,638,446
Other Temporary Differences	(4)

Total Distributable Earnings	$27,166,181

The Fund has capital losses carried forward as follows:

Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards

$ 135,591,455	$0	$133,591,455

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2021, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 845,868,182	$398,923,654	$ (28,029,588)	$370,894,066

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, pose additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Market Risk – The risk that the market value of an investment may fluctuate. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

11. Other:

As of April 30, 2021, 83% of the Portfolio’s Investor Class Shares outstanding were held by two record shareholders, 65% of the Portfolio’s I Class Shares were held by three record shareholders, and 95% of the Portfolio’s Y Class Shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the period and as of April 30, 2021, there were no securities on loan for the Portfolio.

13. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period and that the expense ratio (Column 3) remained unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$1,288.10	1.38%	$7.83
Hypothetical 5% Return	1,000.00	1,017.95	1.38	6.90
I Class Shares
Actual Fund Return	$1,000.00	1,289.20	1.18	6.70
Hypothetical 5% Return	1,000.00	1,018.94	1.18	5.91
Y Class Shares
Actual Fund Return	$1,000.00	1,289.30	1.20	6.81
Hypothetical 5% Return	1,000.00	1,018.84	1.20	6.01
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1300

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.     Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

/s/ Michael Beattie
By (Signature and Title)	Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 9, 2021